Investment Objectives and Goals - DWS Government Money Market Series	Apr. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Government Money Market Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks maximum current income to the extent consistent with stability of principal.The fund is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Government Cash Management Portfolio (the “Portfolio”), which will invest directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the fund. References to investments by the fund may refer to actions undertaken by the Portfolio.